Intangible assets - Summary of exploration and evaluation expenditure (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Exploration And Evaluation Expenditure [Abstract]
Net expenditure in the year (net of proceeds of US$3 million (2016: US$208 million; 2015: US$nil) on disposal of undeveloped projects)	$ (493)	$ (284)	$ (705)
Non-cash movements and non-cash proceeds on disposal of undeveloped projects	(24)	(177)	(15)
Amount capitalised during the year	57	8	152
Net charge for the year	(460)	(453)	(568)
Reconciliation to income statement
Exploration and evaluation costs	(445)	(497)	(576)
Profit relating to interests in undeveloped projects	(15)	44	8
Net charge for the year	$ (460)	$ (453)	$ (568)